Long-Term Investments (Details)								1 Months Ended				12 Months Ended
	Dec. 05, 2021 USD ($)	Sep. 01, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Mar. 28, 2018	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-Term Investments (Details) [Line Items]
Investment carrying amount		$ 350,000	$ 399,000	¥ 2,600,000	$ 817,000	¥ 5,700,000		$ 425,000	¥ 2,800,000	$ 143,000	¥ 1,000,000
Percentage of acquire interest		4.99%	19.00%	19.00%	35.00%	35.00%		19.00%	19.00%	4.90%	4.90%
Impairment on long-term investments												$ 585,000	¥ 3,776,275
Return on investment	$ 350,000
Investment amount												350,000
Company acquired, description							the Company acquired a 24.9% interest in MMBD Trading by cash payment of $12,450. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company. The Company agreed to purchase from the shareholders the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019, and the acquisition was closed on October 18, 2019 (See NOTE 9). The investment was accounted for under the equity method prior to the acquisition. Equity method investment is recorded at original cost and adjusted periodically to recognize: (i) the Company’s proportionate share of investee’ net income or losses after the date of the investment; (ii) additional contributions made or distributions received; and (iii) impairment losses relating to the investment. During the period from January 1, 2019 through October 18, 2019, the Company has paid in cash of $87,762 in equity method investment, and recognized a loss on equity method investment in an amount of $49,413. On October 18, 2019, the Company remeasured the investment at its share of MMBD Trading’s fair value and recognized a remeasurement gain of $42,415, which is recorded as part of the “other expenses” in the Company’s consolidated statement of operations and comprehensive loss.As mentioned above, the investment in Xtransfer was accounted for under the equity method from January 1, 2020 through October 31, 2020. Equity method investment is recorded at original cost and adjusted periodically to recognize: (i) the Company’s proportionate share of investee’ net income or losses after the date of the investment; (ii) additional contributions made or distributions received; and (iii) impairment losses relating to the investment.
Net loss on equity method investment														$ (46,105)	$ (49,413)
Xtranfer [Member]
Long-Term Investments (Details) [Line Items]
Investment carrying amount								$ 425,000	¥ 2,800,000
Net loss on equity method investment					$ 46,000	¥ 318,000